Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes

18. Income Taxes

The Company’s pre-tax loss for the years ended December 31, 2023 and 2022 consisted of the following:

	Years Ended December 31,
	2023	2022
Domestic	$(12,732,735)	$(11,587,158)
Foreign	(415,553)	328,895
Pre-tax Loss	$(13,148,288)	$(11,258,263)

The provision for income taxes for the years ended December 31, 2023 and 2022 was as follows:

Years Ended December 31,
	2023	2022
Federal	$-	$-
State	-	-
Foreign	-	-
Total current	$-	$-

Deferred:
Federal	$-	$-
State	-	-
Total deferred	-	-
Total provision for income taxes	$-	$-

The Company’s income taxes were calculated on the basis of domestic and foreign pre-tax loss of $12,732,735 and $415,553, respectively, for the year ended December 31, 2023. The Company’s income taxes were calculated on the basis of domestic pre-tax loss and foreign pre-tax income of $11,587,158 and $328,895, respectively, for the year ended December 31, 2022.

The Company’s effective tax rate for the years ended December 31, 2023 and 2022 differed from the U.S. federal statutory rate as follows:

	Years Ended December 31,
	2023	2022
	%	%
Federal tax benefit at statutory rate	(21.0)	(21.0)
Permanent differences	(4.4)	(22.9)
State tax benefit, net of Federal benefits	-	-
Other	-	-
Effect of foreign income taxed in rates other than the U.S. Federal statutory rate	-	-
Net change in valuation allowance	25.4	43.9
Provision	-	-

The tax effects of temporary differences and carryforwards that gave rise to significant portions of the deferred tax assets and liabilities were as follows:

	Years Ended December 31,
	2023	2022
Net operating loss carryforwards	$28,000,639	$18,187,286
Depreciation	(357,531)	59,454
Total assets	27,643,108	18,246,740

Total liabilities	-	-
Less: Valuation allowance	(27,643,108)	(18,246,740)

Net deferred tax liabilities	$-	$-

As of December 31, 2023 and 2022, the Company had federal net operating loss carryforwards (“NOL’s”) of $28,000,639 and $18,187,286, respectively, that will be available to reduce future taxable income, if any. These NOL’s begin to expire in 2027. The NOL was acquired in the reverse merger and there is more likely than not a Section 382 limitation.

Sections 382 and 383 of the Internal Revenue Code of 1986, as amended, provide for annual limitations on the utilization of net operating loss, capital loss and credit carryforwards if the Company were to undergo an ownership change, as defined in Section 382 of the Code. In general, an ownership change occurs whenever the percentage of the shares of a corporation owned, directly or indirectly, by 5-percent shareholders, as defined in Section 382 of the Code, increases by more than 50 percentage points over the lowest percentage of the shares of such corporation owned, directly or indirectly, by such 5-percent shareholders at any time over the preceding three years. In the event such ownership change occurs, the annual limitation may result in the expiration of net operating losses capital losses and credits prior to full utilization.

The Company has not completed a study to assess whether ownership change occurred as a result of the reverse merger. However, as a result of the reverse merger in 2021, the Company believes an ownership change under Sec. 382 may have occurred. As a result of this potential ownership change, certain of the Company’s net operating loss, capital loss and credit carryforwards could expire prior to full utilization. Additionally, further share issuances, such as the share issuances for debt conversions or acquisitions, may cause a change in ownership.

The Company performs an analysis each year to determine whether the expected future income will more likely than not be sufficient to realize the deferred tax assets. The Company’s recent operating results and projections of future income weighed heavily in the Company’s overall assessment.

The Company’s continuing practice is to recognize interest and/or penalties related to income tax matters as a component of income tax expense. As of December 31, 2023 and 2022, there was no accrued interest and penalties related to uncertain tax positions.

The Company is subject to U.S. federal income taxes and to income taxes in various states in the United States. Tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. Due to the Company’s net operating loss carryforwards all years remain open to examination by the major domestic taxing jurisdictions to which the Company is subject. In addition, all of the net operating loss and credit carryforwards that may be used in future years are still subject to adjustment.